Share-Based Payment Transactions - Schedule of Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
2024:
Number of Share Options , Share Options outstanding at the beginning of the year	334	336
Weighted average exercise price, Share Options outstanding at the beginning of the year	$ 3,491.88	$ 3,488.94
Number of Share Options, Share Options cancelled during the year		(2)
Weighted average exercise price, Share Options cancelled during the year		$ 3,035.55
Number of Share Options, Share Options outstanding at the end of the year	324	334
Weighted average exercise price, Share Options outstanding at the end of the year	$ 7,354.83	$ 3,491.88
Number of Share Options, Share Options exercisable at the end of the year	324	279
Weighted average exercise price, Share Options exercisable at the end of the year	$ 7,354.83	$ 3,477.18